Basis of Presentation and General Information, Acquisitions (Details) $ in Thousands					12 Months Ended
	Sep. 08, 2021 USD ($)	Jan. 06, 2021 USD ($)	May 28, 2020 USD ($) Vessel t	May 06, 2020 USD ($) Vessel t	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Basis of Presentation and General Information [Abstract]
Due to related parties					$ 237	$ 29,755
Cash					0	10,000	$ 0
Settlement of related party payables					$ 0	$ 1,150	0
Maximum [Member]
Basis of Presentation and General Information [Abstract]
Term of time charter					15 years
Three Shipowning Companies [Member] | Major Oil Trader 1 [Member]
Basis of Presentation and General Information [Abstract]
Term of time charter		3 years
Charter rate per day		$ 36,000
Optional term to extend time charter					2 years
Charter rate per day in first optional year		39,000
Charter rate per day in second optional year		$ 41,500
Three Shipowning Companies [Member] | Major Oil Trader 2 [Member]
Basis of Presentation and General Information [Abstract]
Term of time charter		3 years
Charter rate per day		$ 35,750
Optional term to extend time charter					2 years
Charter rate per day in first optional year		39,000
Charter rate per day in second optional year		$ 41,500
Three Shipowning Companies [Member] | Mr. Evangelos J. Pistiolis [Member]
Basis of Presentation and General Information [Abstract]
Term of time charter		5 years
Charter rate per day		$ 32,450
Optional term to extend time charter					2 years
Charter rate per day in first optional year		33,950
Charter rate per day in second optional year		35,450
Cash		10,000
Settlement of related party payables		$ 1,150
Percentage of shipbuilding costs available to be financed		10.00%
Amount of credit facility		$ 23,815
Marshall Islands Companies [Member]
Basis of Presentation and General Information [Abstract]
Percentage ownership interest acquired	65.00%
Marshall Islands Companies [Member] | Three Shipowning Companies [Member] | Marshall Islands Company with Suezmax Tanker Contract for Delivery March 2022 [Member] | Mr. Evangelos J. Pistiolis [Member]
Basis of Presentation and General Information [Abstract]
Percentage ownership interest acquired		100.00%
Marshall Islands Companies [Member] | Three Shipowning Companies [Member] | Marshall Islands Company with VLCC Tanker Contract for Delivery January 2022 [Member]
Basis of Presentation and General Information [Abstract]
Percentage ownership interest acquired		35.00%
Marshall Islands Companies [Member] | Three Shipowning Companies [Member] | Marshall Islands Company with VLCC Tanker Contract for Delivery March 2022 [Member]
Basis of Presentation and General Information [Abstract]
Percentage ownership interest acquired		35.00%
Three Marshall Islands Companies [Member] | Mr. Evangelos J. Pistiolis [Member]
Basis of Presentation and General Information [Abstract]
Percentage ownership interest acquired				100.00%
Number of vessels under construction | Vessel				3
Deadweight tons | t				50,000
Purchase price				$ 18,000
Advance paid							16,850
Due to related parties							$ 1,150
Term of time charter				5 years
Charter rate per day				$ 16,200
Optional term to extend time charter					2 years
Charter rate per day in first optional year				17,200
Charter rate per day in second optional year				$ 18,200
Two Marshall Islands Companies [Member] | Mr. Evangelos J. Pistiolis [Member]
Basis of Presentation and General Information [Abstract]
Percentage ownership interest acquired			50.00%
Number of vessels under construction | Vessel			2
Deadweight tons | t			157,000
Purchase price			$ 22,000
Term of time charter			3 years
Charter rate per day			$ 33,950
Optional term to extend time charter					2 years
Charter rate per day in first optional year			34,750
Charter rate per day in second optional year			$ 36,750
Percentage of ownership interest that could be acquired			50.00%
Acquisition of VLCC Companies [Member]
Basis of Presentation and General Information [Abstract]
Purchase price	$ 29,750
Ownership interest after transaction	100.00%
Acquisition of VLCC Companies [Member] | Maximum [Member]
Basis of Presentation and General Information [Abstract]
Percentage of shipbuilding costs available to be financed	20.00%